Stock-Based Compensation (Details) - USD ($)									1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2025	Dec. 18, 2024	Dec. 16, 2024	Dec. 15, 2024	Nov. 13, 2024	Nov. 08, 2024	Dec. 22, 2023	Sep. 30, 2023	May 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Stock-Based Compensation [Line Items]
Stock options issued (in Shares)		1,666,666						8,767
Exercise price per share (in Dollars per share)					$ 2.39
Common stock reserved for issuance (in Shares)										5,934,289		5,934,289	6,501,895		6,501,895	6,501,895
Share-based compensation expense			$ 959,100									$ 325,032
Aggregate intrinsic value of stock options outstanding										$ 0		0	$ 0		$ 0	$ 0
Common stock shares (in Shares)				2,385,170
Stock grants with fair value						$ 108,344
Old Nukk Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share-based compensation expense												$ 5,603				$ 229,605	$ 370,878
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock shares (in Shares)			1,337,500				125,000
Stock grants with fair value			$ 1,859,125
2024 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share-based compensation expense											$ 0		$ 5,602	$ 177,905	$ 154,937
Equity Option [Member]
Stock-Based Compensation [Line Items]
Stock options issued (in Shares)					100,000
Shares exercised (in Shares)														100,000
Common stock shares (in Shares)	4,770,340			2,385,170
Common Stock [Member]
Stock-Based Compensation [Line Items]
Stock options issued (in Shares)										200,000
Share-based compensation expense			$ 900,025
Common Stock [Member] | 2024 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares exercised (in Shares)									84,276
2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock reserved for issuance (in Shares)											3,950,000			3,950,000